Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares of:

	December 31, 2016	December 31, 2017	December 31, 2018
Net income/(loss) available to common stockholders (in thousands)	44,638	5,310	(5,739)
Basic weighted average number of shares	55,418,626	55,508,974	55,629,023
Effect of dilutive potential share options:	375,855	372,480	—

Diluted weighted average number of shares	55,794,481	55,881,454	55,629,023

*	Due to a loss for the year ended December 31, 2018, no incremental shares are included because the effect would be antidilutive.